Net (loss) income per Ordinary Share	12 Months Ended
Dec. 31, 2023
Net (loss) income per Ordinary Share
Net (loss) income per Ordinary Share

16.Net (loss) income per Ordinary Share

Net (loss) income per ordinary share was computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the years ended December 31, 2021, 2022 and 2023:

	For the years ended
	December 31,
	2021	2022	2023
	US$	US$	US$
Numerator:
Net (loss) income —basic and diluted	(13,877,363)	515,014	(2,595,941)
Deemed dividend in relation to the convertible note	(1,368,866)	—	—
Net (loss) income attributable to ordinary shareholders	(15,246,229)	515,014	(2,595,941)
Shares (Denominator):
Weighted average number of ordinary shares outstanding
Basic	3,303,168,725	4,591,748,099	4,837,255,456
Diluted	3,303,168,725	4,592,307,849	4,837,255,456
Net (loss) income per share—basic and diluted
Basic	(0.005)	0.0001	(0.0005)
Diluted	(0.005)	0.0001	(0.0005)

As of December 31, 2021, 2022 and 2023, diluted net (loss) income per share does not include the following instruments as their inclusion would be antidilutive:

	For the years ended December 31,
	2021	2022	2023
Share options	328,286,866	266,047,366	223,932,653
Restricted shares units	23,653,423	26,173,123	21,262,973
Shares of convertible notes	182,060,731	30,113,147	—
Total	534,001,020	322,333,636	245,195,626